SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-SHAREHOLDERS' EQUITY

a.Composition of share capital of the Company:

	December 31,
	2019		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	38,043,516	250,000,000	39,034,759

b.Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

c.Share-based compensation:

Under the Company's 2014 share incentive plan (the "2014 Plan"), options, RSUs, PSUs and other share-based awards may be granted to employees, officers, non-employee consultants and directors of the Company.

Under the 2014 Plan, as of December 31, 2020, an aggregate number of 836,117 ordinary shares were reserved for future grant. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2014 Plan.

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CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2019 and 2020 is comprised as follows:

	Year ended December 31,
	2018	2019	2020

Cost of revenues	$3,350	$5,690	$8,734
Research and development	7,922	10,960	14,691
Sales and marketing	12,708	20,976	28,220
General and administrative	11,984	17,891	20,204

Total share-based compensation expense	$35,964	$55,517	$71,849

The total unrecognized compensation cost amounted to $169,791 as of December 31, 2020 and is expected to be recognized over a weighted average period of 2.72 years.

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2020 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Balance as of December 31, 2019	916,513	$57.29	6.96	$54,762

Granted	31,100	$102.58
Exercised	261,447	$50.10
Forfeited	37,393	$61.87

Balance as of December 31, 2020	648,773	$62.09	5.94	$64,555

Exercisable as of December 31, 2020	502,172	$55.83	5.35	$53,108

Starting October 1, 2018, the expected volatility of the Company's common stock is based on the Company's historical volatility. Prior to October 1, 2018, the computation of expected volatility was based on actual historical share price volatility of comparable companies and the Company's historical equity volatility. The expected option term represents the period of time that options granted are expected to be outstanding. Prior to January 1, 2020, it was determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience was not available to provide a reasonable estimate. Starting January 1, 2020, the expected term is based upon historical experience.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

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CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020

Expected volatility	47%-48%	48%	40%-41%
Expected dividends	0%	0%	0%
Expected term (in years)	5.00-6.20	5.90-6.10	4.02-4.20
Risk free rate	2.38%- 3.12%	1.49%- 2.49%	0.22%- 1.61%

A summary of options data for the years ended December 31, 2018, 2019 and 2020, is as follows:

	Year ended December 31,
	2018	2019	2020

Weighted-average grant date fair value of options granted	$28.26	$55.43	$33.82
Total intrinsic value of the options exercised	$53,398	$45,326	$18,790

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

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CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2020:

Exercise price	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average remaining contractual term
		(years)		(years)

$1.46 – 14.00	30,104	2.84	30,104	2.84
$37.44 – 47.29	115,759	5.92	95,647	5.74
$47.40 – 51.86	147,456	6.01	123,894	5.84
$55.25 – 64.65	226,948	4.93	211,755	4.75
$75.73 – 138.98	128,506	8.40	40,772	7.99

	648,773	5.94	502,172	5.35

e.A summary of RSUs and PSUs activity for the year ended December 31, 2020 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2019	1,959,644	$85.00

Granted	1,085,790	105.99
Vested	729,796	76.76
Forfeited	194,005	83.97

Unvested as of December 31, 2020	2,121,633	$98.67

The total fair value of RSUs and PSUs vested (based on fair value of the Company's ordinary shares at vesting date) during the years ended December 31, 2018, 2019 and 2020 was $23,762, $67,737 and $76,027, respectively.